Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	15 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Sep. 26, 2023
C000244680 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 13,493	$ 13,493	$ 13,212	$ 12,592	$ 12,106	$ 11,012	$ 10,027	$ 10,000
Average Annual Return, Percent	22.53%	26.77%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 14,014	$ 14,014	$ 13,684	$ 12,923	$ 12,392	$ 11,209	$ 10,036	$ 10,000
Average Annual Return, Percent	25.02%	30.68%